Principal Accounting Policies - Impairment of Long-lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal Accounting Policies
Impairment charges	$ 0	$ 0	$ 0